Related Party Transactions (Details) - USD ($)			1 Months Ended									6 Months Ended		12 Months Ended
	Apr. 14, 2020	Nov. 13, 2018	Dec. 31, 2020	Dec. 30, 2020	Jul. 24, 2020	Apr. 20, 2020	Dec. 30, 2019	Sep. 16, 2019	Jan. 30, 2019	Mar. 28, 2017	Oct. 01, 2016	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Nov. 17, 2019	Jan. 19, 2019
Related Party Transactions (Textual)
Severance costs												$ 2,500,000
Company recognized expense				$ 40,212			$ (22,810)					312,000		$ 1,598,246	$ 1,527,262
Recognized expenses												$ 67,000
Vesting period												5 years
Bonus Rate												10.00%
Common stock, shares issued (in Shares)												250				194,520
Annual salary								$ 624,000
Accrued salaries expense		$ 71,700										$ 207,428	$ 140,178
Principal conversion amount value	$ 200,000	$ 90,000	$ 180,750			$ 35,000
Contractual price per share	$ 0.00105
Description of related party transactions									The Company filed Form 8K announcing the Board of Directors appointment on January 5, 2019 of Jeffery L. Garon as member of the board and as the Company’s chief financial officer. Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company issues 100 shares each month to the CFO. The monthly stock awards are charged to compensation expense using the grant date quoted prices. During the year ended September 30, 2019, the Company was obligated to and issued 1,700 common restricted shares to the former CFO charging payroll expenses $600. The CFO resigned effective June 20, 2019.
Accrued interest												4,031,722		$ 3,595,428	$ 1,906,478		$ 5,460
Employment agreement compensation										$ 140,000
Modified salary								$ 275,000
Annual bonus of net income								2.00%
Mr Wiles [Member]
Related Party Transactions (Textual)
Gross profit												125
President [Member]
Related Party Transactions (Textual)
Employee benefits and share-based compensation											$ 370,000
Severance costs											$ 2,500,000
CFO [Member]
Related Party Transactions (Textual)
Employee benefits and share-based compensation										$ 250
Employment agreement salary								$ 624,000
Recognized expenses												156,000	156,000
Annual bonus								3.00%
Restricted common stock	15,000,000				150,000,000
Principal conversion amount value	$ 23,250				$ 157,500
Contractual price per share	$ 0.0016
CEO [Member]
Related Party Transactions (Textual)
Employment agreement salary								$ 624,000
Matthew Wiles [Member]
Related Party Transactions (Textual)
Description of employment agreement										Under the terms of the employment agreement, Mr. Wiles' compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250 shares of Bantec's common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles' employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income.
Recognized expenses												33,500	33,500
Accrued salaries expense												$ 173,928	$ 38,678